Business Combination - Schedule of Business Combination Common Stock Shares Outstanding (Details) - shares	Sep. 16, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding		1,486,712,858	1,288,595,876	1,255,562,032
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	203,346,152
Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	228,641,430
Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	302,464,716
Series E Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	170,227,108
Old Ginkgo Common Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued	387,016,194
New Ginkgo Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	1,485,061,236
PIPE Investment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	193,365,636
Stock Issued During Period, Shares, New Issues	76,000,000
SRNG [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	215,625,000
Redemption Of Common Stock	(86,725,312)
Common Stock Shares Forfeited	(11,534,052)
SRNG [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	117,365,636